STATEMENT OF CASH FLOWS	5 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (7,620,693)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(22,174)
Unrealized gain on marketable securities held in Trust Account	(3,558)
Change in fair value of warrant liabilities	6,207,183
Allocation of IPO costs to warrant liabilities	720,885
Compensation expense - Private Warrants	453,667
Changes in operating assets and liabilities:
Prepaid expenses	(676,797)
Accrued expenses	6,150
Net cash used in operating activities	(935,337)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(215,250,000)
Security deposit	(2,875)
Net cash used in investing activities	(215,252,875)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B Ordinary Shares to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	210,945,000
Proceeds from advance - related party	2,621,369
Repayment of advance - related party	(2,621,369)
Proceeds from sale of Private Placement Warrants	6,805,000
Proceeds from promissory note - related party	278,631
Repayment of promissory note - related party	(278,631)
Payment of offering costs	(525,071)
Net cash provided by financing activities	217,249,929
Net Change in Cash	1,061,717
Cash - Beginning	0
Cash - Ending	1,061,717
Non-Cash Investing and Financing Activities:
Initial classification of Class A Ordinary Shares subject to possible redemption	185,930,930
Change in value of Class A Ordinary Shares subject to possible redemption	(6,399,560)
Initial classification of warrant liabilities	18,738,667
Deferred underwriting fee payable	$ 7,533,750